Nature of Operations and Basis of Presentation	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies
Rowan Companies plc, a public limited company incorporated under the laws of England and Wales, is a global provider of offshore contract drilling services to the oil and gas industry, with a focus on high-specification and harsh-environment jack-up rigs and ultra-deepwater drillships. As of March 31, 2018, the Company operated in three segments: Deepwater, Jack-ups and ARO, the Company's 50/50 joint venture with Saudi Aramco. The Deepwater segment includes four ultra-deepwater drillships. The Jack-ups segment is composed of 23 self-elevating jack-up rigs and includes the impact of the various arrangements with ARO (see Note 3). ARO owns a fleet of five self-elevating jack-up rigs for operation in the Arabian Gulf for Saudi Aramco. The Company contracts its drilling rigs, related equipment and work crews primarily on a day-rate basis in markets throughout the world, currently including the US GOM, U.K. and Norwegian sectors of the North Sea, the Middle East and Trinidad.
The financial statements included in this Quarterly Report are presented in USD and include the accounts of Rowan plc and its direct and indirect subsidiaries. Unless the context otherwise requires, the terms “Rowan,” and “Company” are used to refer to Rowan plc and its consolidated subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.
The financial statements included in this Quarterly Report have been prepared in accordance with US GAAP and the applicable rules and regulations of the SEC. Certain information and notes have been condensed or omitted as permitted by those rules and regulations. The financial information included in this report is unaudited, but management believes the accompanying financial statements contain all adjustments, which are of a normal recurring nature unless otherwise noted, necessary for a fair statement of the financial position, results of operations and cash flows for the interim periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company’s results of operations and cash flows for the interim periods are not necessarily indicative of results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017.
Revenue Recognition
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (ASC 606), which sets forth a global standard for revenue recognition and replaces most existing industry-specific guidance. ASC 606 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted ASC 606, effective January 1, 2018, utilizing the modified retrospective approach and applied ASC 606 to all outstanding revenue contracts.
In adopting ASC 606, the Company's revenue recognition differs from its historical revenue recognition pattern primarily as it relates to demobilization revenue. Such revenue, which was recognized upon completion of a contract under legacy accounting, is now estimated at contract inception and recognized over the term of the contract under the new guidance for customer contracts that have unconstrained demobilization provisions. Upon adoption of this standard as of January 1, 2018, the Company recognized a $5.5 million credit to retained earnings related to unconstrained demobilization provisions. Subsequently, during the first quarter of 2018, the Company received a $5.5 million cash payment for such demobilization related to one of the Company's contracts. The adoption of this standard did not have an impact on our statement of operations or statement of cash flows.
Typical contractual arrangements
The Company contracts its drilling rigs, related equipment and work crews primarily on a “day rate” basis. Under day rate contracts, the Company generally receives a fixed amount per day for each day it is performing drilling or related services. In addition, customers may pay all or a portion of the cost of moving equipment and personnel to and from the well site. Contracts generally range in duration from one month to multiple years or alternatively may be based on a set number of wells. Both duration types can include additional option periods at the discretion of the customer which can be at a set price or may be determined upon exercise of the option. The contractual day rate generally varies based on the status of the drilling operations and generally includes an operating rate, move rate, repair rate, force majeure, standby rate, or other fixed type of day rate specified in the contract. Other fees may be stipulated in the contract related to mobilization and demobilization of the rig, upfront preparation and/or upgrades, penalties, performance bonuses and reimbursements for third party charges or requested modifications. Termination clauses are also specified and generally allow the customer to cancel for lack of performance by the contractor with no related fee or for convenience for an early termination fee, typically calculated as a standby rate multiplied by the days remaining in the firm term in the contract often reduced by a specified percentage.
Performance obligations and transaction price
Customers generally contract for a comprehensive agreement to provide integrated services to operate a rig and drill a well. Drillers are seen by the operator as the overseer of all services and are compensating the driller to provide that entire suite of services. In identifying performance obligations, ASC 606 series guidance states that a contract may contain a single performance obligation composed of a series of distinct goods or services if 1) each distinct good or service is substantially the same and would meet the criteria to be a performance obligation satisfied over time and 2) each distinct good or service is measured using the same method as it relates to the satisfaction of the overall performance obligation. The Company determined that the delivery of day rate drilling services is within the scope of the series guidance as both criteria noted above are met. Specifically, 1) each distinct increment of service (i.e. hour available to drill) that the driller promises to transfer represents a performance obligation that would meet the criteria for recognizing revenue over time, and 2) the driller would use the same method for measuring progress toward satisfaction of the performance obligation for each distinct increment of service in the series.
Consideration for activities that are not distinct within the scope of our contracts, such as mobilization, demobilization and upgrade/modification, and do not align with a distinct time increment within the contract term are allocated across the single performance obligation and are recognized over the expected recognition period in proportion to the passage of each hour available to drill. Consideration for activities which align with a distinct time increment within the contract term is recognized in the period when the services are performed.

The transaction price for a drilling contract is based on the amount of consideration the Company expects to be entitled for providing drilling services over the specified term and includes both fixed amounts and unconstrained variable amounts. Typically, at contract commencement, the only fixed/known consideration components of a drilling contract are negotiated lump-sum amounts to be received for reimbursement of costs incurred for mobilization, demobilization (where it is contractually guaranteed) and/or rig modifications or upgrades. The Company estimates variable consideration using the expected value method and includes the amount in transaction price to the extent it is not constrained. Variable consideration is generally constrained if it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when the uncertainty associated with the variable consideration is subsequently resolved.
Recognition of revenue
Drilling services are consumed as the services are performed and generally enhance a well site which the customer/operator controls. Work performed on a well site does not create an asset with an alternative use to the contractor since the well/asset being worked on is owned by the customer. Therefore, the Company’s measure of progress for a drilling contract is hours available to drill over the contracted duration. This unit of measure is representative of an output method as described in ASC 606. The following chart details the types of fees found in a typical drilling contract and the related recognition method under ASC 606:

Fee type	Revenue Recognition
Day rate	Recognition is based on the day rates earned/invoiced as it relates to the level of service provided for each fractional-hour throughout the contract.
Mobilization and upgrade/modification	Revenue (both lump-sum and day rate amounts) is estimated at contract inception and included in the transaction price to be recognized over the expected recognition period.
Demobilization
Unconstrained demobilization revenue (both lump-sum and day rate amounts) is estimated at contract inception, included in the transaction price, and recognized over the expected recognition period in proportion to the passage of each hour available to drill.

Bonuses and penalty
Unconstrained bonus and/or penalty revenue is estimated at contract inception and included in the transaction price. Amounts are recognized in the period corresponding to the distinct hourly increment(s) of service provided (i.e. the specific period which the bonus or penalty relates to).

Reimbursement	Recognized (gross of costs incurred), at the point the product or service is consumed, and in the amount billed to the customer .
Future performance obligation and financing arrangements
Due to the recognition of day rate, as described above, the Company's primary future promised service relates to unconstrained demobilization. Under ASC 606 the Company recognizes unconstrained demobilization revenue over the life of the contract whereas in a typical drilling contract the demobilization, and the resulting cash payment for demobilization, does not occur until the end of the contract. At March 31, 2018, the Company did not have any unconstrained demobilization revenue. We have applied the optional exemption afforded in ASU No. 2014-09 and have not disclosed the variable consideration related to the estimated future day rate revenues. Additionally, the Company did not recognize any demobilization revenue into income during the three months ended March 31, 2018. However, upon adoption of this standard as of January 1, 2018, the Company recognized a $5.5 million credit to retained earnings related to unconstrained demobilization provisions. Subsequently, during the first quarter of 2018, the Company received a $5.5 million cash payment for such demobilization related to one of the Company's contracts.
Under ASC 606, a significant financing component may exist, regardless of whether the promise is explicitly stated or implied by the payment terms stipulated in a contract, where there is a separation between the timing of services provided and the timing of payment in contracts with terms exceeding one year. Generally, a typical drilling contract stipulates for billings on a monthly basis and payment terms vary by contract and customer but are customarily paid within 90 days. It is rare for a drilling contract to explicitly address a financing component and payments of up-front fees correspond to cash outlays which Rowan must undertake in order to complete a given drilling contract.
Recently Adopted Accounting Pronouncements - In addition to Revenue from Contracts with Customers (ASC 606) (see "Revenue Recognition" above), the Company has recently adopted the following accounting pronouncements:
Statement of Cash Flows - In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (ASC 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on eight cash flow classification issues with the objective of reducing differences in practice. As of January 1, 2018, the Company adopted this guidance on a retrospective basis with no material impact on its condensed consolidated financial statements.
Statement of Cash Flows Restricted Cash - In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (ASC 230): Restricted Cash, which requires restricted cash to be presented with cash and cash equivalents in the statement of cash flows. The changes in restricted cash and restricted cash equivalents during the period should be included in the beginning and ending cash and cash equivalents balance reconciliation on the statement of cash flows. When cash, cash equivalents, restricted cash or restricted cash equivalents are presented in more than one line item within the statement of financial position, an entity shall calculate a total cash amount in a narrative or tabular format that agrees with the amount shown on the statement of cash flows. Details on the nature and amounts of restricted cash should also be disclosed. As of January 1, 2018, the Company adopted this guidance on a retrospective basis with no impact on its condensed consolidated financial statements.
Other Income - In February 2017, the FASB issued ASU No. 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (“ASU 2017-05”), which clarifies the scope of the original guidance within Subtopic 610-20 that was issued in connection with ASU 2014-09, which provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with non-customers. ASU 2017-05 also adds guidance for partial sales of nonfinancial assets. As of January 1, 2018, the Company adopted this guidance on a modified retrospective basis concurrently with ASC 606. This adoption had no impact on the Company's condensed consolidated financial statements.
Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost - In March 2017, the FASB issued ASU No. 2017-07, Compensation - Retirement Benefits (ASC 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which requires entities to present the service cost component of the net periodic benefit cost in the same income statement line item as other employee compensation costs. The other components of net benefit cost, including interest cost, expected return on plan assets, amortization of prior service cost/credit and actuarial gain/loss, and settlement and curtailment effects, are to be presented outside of any subtotal of operating income. Entities will have to disclose the line(s) used to present the other components of net periodic benefit cost, if the components are not presented separately in the income statement.  The ASU also allows only the service cost component to be eligible for capitalization. As of January 1, 2018, the Company adopted this guidance on a retrospective basis with no material impact on its condensed consolidated financial statements.
Accumulated Other Comprehensive Income – In February 2018, the FASB issued ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (ASC 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017. As permitted under this ASU, the Company elected early adoption of this ASU as of January 1, 2018 and recorded a $45.6 million increase to Retained earnings as a reclassification from Accumulated other comprehensive income. The stranded tax effects are for the U.S. income tax rate reduction recognized in the Consolidated Statement of Operations for the year ended December 31, 2017 for the deferred tax asset associated with employee benefit plans.

New Accounting Pronouncements - to be adopted
Lease Accounting – In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842): Amendments to the FASB ASC, which requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key qualitative and quantitative information about the entity's leasing arrangements. Based on current guidance, lessees and lessors will be required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, including a number of optional practical expedients that entities may elect to apply. However, in January 2018, the FASB issued an exposure draft which allows for an option to apply the guidance prospectively, instead of retrospectively, and allows for other classification provisions, as described below. ASC 842 is effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted. Under the updated accounting standards, the Company has preliminarily determined that its drilling contracts contain a lease component, and the adoption, therefore, will require that the Company separately recognize revenue associated with the lease and services components. However, in January 2018, the FASB issued an exposure draft which discussed a practical expedient which would allow companies to combine lease and non-lease components where the revenue recognition pattern is the same and where the combination of the service and lease component would be considered an operating lease. Based on proceedings within the FASB, it is anticipated that the FASB will issue an ASU related to this exposure draft during the second quarter of 2018. With respect to the applicability to the drilling industry of the practical expedients, the Company has and will continue to consult with its peers in the International Association of Drilling Contractors Accounting Sub-committee ("IADC Accounting Sub-committee") to evaluate any accounting standard updates issued as a result of the exposure draft for the applicability of this practical expedient to its drilling contracts.
The adoption of ASC 842 will have an impact on how the Company's consolidated balance sheets, statements of operations, cash flows, and disclosures contained in its notes to consolidated financial statements will be presented; however, because the Company is currently evaluating the impact of the new exposure draft, it is unable to quantify the overall impact at this time. As a lessee, estimated future minimum lease commitments are approximately $40 million with an estimated present value of approximately $30 million based on the Company's currently identified lease portfolio. The Company will continue to refine its estimate, which is subject to change at the adoption date of ASC 842.
Financial Instruments – In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments, which amends the FASB's guidance on the impairment of financial instruments. The ASU adds to US GAAP an impairment model that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses. The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2020, with early adoption permitted for fiscal years beginning after December 15, 2018. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.